Related Party Transactions (Details) - Schedule of Balances with Related Parties - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 47,009	$ 42,433
Amounts Owed to Officers [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	30,136	29,666
Amounts Owed to Directors [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 16,873	$ 12,767